Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income taxes is attributable to the following geographic locations:
Germany	$ 263,651	$ 344,267	$ 303,954
United States	1,356,094	1,122,800	1,084,756
Other	312,368	311,292	255,031
Income before income taxes	1,932,113	1,778,359	1,643,741
Current:
Germany	52,862	67,484	100,635
United States	342,250	278,634	355,739
Other	139,136	106,087	101,206
Total income tax expense current	534,248	452,205	557,580
Deferred:
Germany	10,478	14,565	(16,479)
United States	98,200	139,282	52,648
Other	(37,790)	(4,955)	(15,404)
Total income tax expense deferred	70,888	148,892	20,765
Income tax expense	605,136	601,097	578,345
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Federal corporation income tax base rate	15.00%	15.00%	15.00%
Federal corporation income tax solidarity surcharge	5.50%	5.50%	5.50%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	28.46%	28.71%	29.13%
German trade tax rate	12.64%	12.88%	13.30%
Deferred tax assets:
Accounts receivable, primarily due to allowance for doubtful accounts	5,847	5,943
Inventory, primarily due to additional costs capitalized for tax purposes, and inventory reserve accounts	45,771	42,824
Plant, equipment, intangible assets and other noncurrent assets, principally due to differences in depreciation and amortization	65,370	70,652
Accrued expenses and other liabilities for financial accounting purposes, not currently tax deductible	329,967	265,624
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	107,595	91,402
Derivatives	4,856	60,056
Stock-based compensation expense	24,758	24,191
Other	13,136	12,586
Total deferred tax assets	720,663	660,526
Less: valuation allowance [N]	(44,191)	(80,418)
Net deferred tax assets	676,472	580,108
Pensions	123,363	87,248
Deferred tax liabilities:
Accounts receivable	17,036	25,937
Inventory, primarily due to inventory reserve accounts for tax purposes	11,847	10,899
Accrued expenses and other liabilities for financial reporting purposes, not currently tax deductible	21,651	24,582
Plant, equipment and intangible assets, primarily due to differences in depreciation and amortization	748,271	616,430
Derivatives	2,202
Estimated future tax liabilities associtaed with earnings that are likely to be distributed in 2011 and following years		12,853
Undistributed earnings of foreign subsidiaries	4,289,651
German income tax on dividends and capital gains	1.40%
Unrecognized tax benefits (net of interest)
Beginning balance	184,829	375,900	410,016
Increases in unrecognized tax benefits prior periods	13,232	24,046	12,782
Decreases in unrecognized tax benefits prior periods	(5,913)	(24,897)	(11,429)
Increases in unrecognized tax benefits current period	17,903	16,157	13,588
Changes related to settlements with tax authorities	(16,763)	(217,484)	(34,410)
Reductions as a result of a lapse of the statute of limitations	0	(3,100)	(129)
Foreign currency translation	(9,090)	14,207	(14,518)
Ending balance	184,198	184,829	375,900
Unrecognized tax benefits which would affect the effective tax rate if recognized		162,010
Amount of potential reduction of unrecognized tax benefits		205,781
Estimated Reduction For Uncertain Tax Benefits In The Future	13,000
Valuation Allowance [Line Items]
Valuation allowance increase	8,619	8,302
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	277,281
Income Tax Examination [Line Items]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority		37,000
Interest and penalties recognized		2,525
Accrual for tax related interest and penalties		60,705
Operating Loss Carryforwards Expiration In One Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	18,821
Operating Loss Carryforwards Expiration In Two Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	20,649
Operating Loss Carryforwards Expiration In Three Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	13,540
Operating Loss Carryforwards Expiration In Four Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	23,794
Operating Loss Carryforwards Expiration In Five Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	43,723
Operating Loss Carryforwards Expiration In Six Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	16,754
Operating Loss Carryforwards Expiration In Seven Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	18,313
Operating Loss Carryforwards Expiration In Eight Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	14,061
Operating Loss Carryforwards Expiration In Nine Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	8,052
Operating Loss Carryforwards Expiration In Ten Years And Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3,128
Operating Loss Carryforwards No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 96,446